Capital management (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios
During 2020 and 2019, we complied with all capital and leverage requirements, including the domestic stability buffer, imposed by OSFI.

	As at

(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	October 31 2020	October 31 2019
Capital (1)
CET1 capital	$68,082	$62,184
Tier 1 capital	74,005	67,861
Total capital	84,928	77,888
Risk-weighted Assets (RWA) used in calculation of capital ratios (1)
Credit risk	$448,821	$417,835
Market risk	27,374	28,917
Operational risk	70,047	66,104
Total RWA	$546,242	$512,856
Capital ratios and Leverage ratio (1)
CET1 ratio	12.5%	12.1%
Tier 1 capital ratio	13.5%	13.2%
Total capital ratio	15.5%	15.2%
Leverage ratio	4.8%	4.3%
Leverage ratio exposure (billions)	$1,552.9	$1,570.5

(1)
Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline as updated in accordance with the regulatory guidance issued in fiscal 2020 by OSFI in response to the
COVID-19
pandemic. Both the CAR guideline and LR guideline are based on the Basel III framework.